Provisions - Disclosure of Changes in Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [table]
Other provisions at beginning of period	€ 454	€ 495
Increases	70	123
Decreases	(97)	(164)
Other provisions at end of period	428	454
Non-current provisions
Disclosure of other provisions [table]
Other provisions at beginning of period	414	331
Increases	0	83
Decreases	(97)	0
Other provisions at end of period	318	414
Lump-sum retirement benefits
Disclosure of other provisions [table]
Other provisions at beginning of period	414	331
Increases	0	83
Decreases	(97)	0
Other provisions at end of period	318	414
Current provisions
Disclosure of other provisions [table]
Other provisions at beginning of period	40	164
Increases	70	40
Decreases	0	(164)
Other provisions at end of period	110	40
Provisions for disputes
Disclosure of other provisions [table]
Other provisions at beginning of period	40	0
Increases	54	40
Decreases	0	0
Other provisions at end of period	94	40
Provision for charges
Disclosure of other provisions [table]
Other provisions at beginning of period	0	164
Increases	16	0
Decreases	0	(164)
Other provisions at end of period	€ 16	€ 0